Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Disclosures
Supplemental cash flow disclosures
Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Interest paid	$96,241	$88,208	$96,174
Income taxes paid (refunded)	175,629	(62,042)	(66,994)

TDS:

Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Common Shares withheld	265,748	49,840	-
Special Common Shares withheld	-	1,381	65,638

Aggregate value of Common Shares withheld	$7,639	$1,102	$-
Aggregate value of Special Common Shares withheld	$-	$33	$1,537

Cash receipts upon exercise of stock options	12,092	16	1,463
Cash disbursements for payment of taxes	(2,438)	(1,135)	(1,431)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$9,654	$(1,119)	$32

U.S. Cellular:

Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Common Shares withheld	606,582	92,846	120,250

Aggregate value of Common Shares withheld	$25,179	$3,604	$5,952

Cash receipts upon exercise of stock options	10,468	900	5,447
Cash disbursements for payment of taxes	(4,684)	(3,105)	(3,512)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$5,784	$(2,205)	$1,935